Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2011	Aug. 01, 2011
Document And Entity Information
Entity Registrant Name	DAIS ANALYTIC CORPORATION
Entity Central Index Key	0001125699
Document Type	S-1
Document Period End Date	Jun. 30, 2011
Amendment Flag	true
Amendment Description	Correct subtotal on Statement of Operations
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 5,064,271
Entity Common Stock, Shares Outstanding		36,095,064
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011